Investment Revenue (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Investment Revenue [Abstract]
Summary of Interest and Fee Revenue

	Year ended December 31
	2023	2022
Interest and fee revenue
Interest revenue from investments at amortized cost	3,781	3,660
Interest and fee revenue from investments at FVTPL	1,374	6,036
Interest revenue from cash	9,362	7,043
	14,517	16,739

Summary of Investment Loss

	Year ended December 31
	2023	2022
Investment loss	(9,258)	(65,164)